Financial Assets at Fair Value Through Profit or Loss - Summary of Income (Loss) from Financial Assets at fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 207,018	₩ 173,417
Financial assets at fair value through profit or loss | Beneficiary certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	35,510	34,481
Financial assets at fair value through profit or loss | Cooperative
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	190	118
Financial assets at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	627	2,435
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	₩ 170,691	₩ 136,383